UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

General Government Securities Money Market Fund

ANNUAL REPORT

November 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through November 30, 2020, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended November 30, 2020, General Government Securities Money Market Fund’s Class A shares produced a simple yield of 0.22%, Class B shares yielded 0.17% and Dreyfus Class shares yielded 0.31%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares and Dreyfus Class shares produced effective yields of 0.22%, 0.17% and 0.31%, respectively.1

Yields of short-term, fixed-income securities declined over the reporting period as the Federal Reserve (the “Fed”) kept short-term interest rates low and indicated that rates were unlikely to be increased in the near term.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Economy Continues to Recover from COVID-19 Pandemic

As global economic growth became increasingly sluggish in 2019, investors became concerned it would threaten U.S. business activity, and late in the year, the Fed implemented three rate reductions. These reductions, which occurred prior to the reporting period, brought the federal funds rate to a range of 1.50%–1.75%.

Other major central banks also shifted to, or continued, stimulative policies. The European Central Bank reduced short-term interest rates and reimplemented quantitative easing, while the Bank of Japan remained accommodative, and China continued to add economic stimulus. Signs of improvement appeared toward the end of 2019, and geopolitical concerns also waned somewhat.

2

The U.S. economy experienced steady growth in 2019, but with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. gross domestic product (GDP) shrank by -5.0% in the first quarter of 2020 and by -31.4% in the second quarter of 2020.

The labor market remained healthy until March 2020, when 1.4 million jobs were lost. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made emergency cuts, reducing the federal funds target to 0.00%-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange-traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

The Fed also intervened in money markets. In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility (CPFF). This involves direct purchases of commercial paper to ease pressures on large corporations that rely on this market to fund operations.

In response to these policy measures, economic activity in the U.S. began to improve. Job creation surged in May 2020, with new jobs rising by more than 2.7 million, reducing the unemployment rate from 14.7% to 13.3%. The economy continued to add new jobs in June and July 2020, with new positions totaling 4.8 million and 1.8 million, respectively. In September 2020, job creation amounted to only 711,000, but unemployment continued to decline, falling to 7.9%, far below the high of 14.7% hit in April 2020. In November 2020, the jobless rate fell further, hitting 6.7%.

Housing data also improved. In July 2020, housing starts, an indicator of future economic activity, soared by 17.5% over the June 2020 figure, and while housing starts in August 2020 declined month over month, they rose again in September, October and November 2020. More broadly, the economy rebounded strongly in the third quarter of 2020, rising 33.1%.

Inflation remained subdued during most of the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.5%.

Low Rates Expected until 2023

The COVID-19 virus and the subsequent economic shutdown led to a freezing up of the money markets, but Fed programs designed to reliquify the financial markets, including the

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Money Market Liquidity Facility, restored calm.  The economy has begun to recover, and further recovery is expected in 2021, but the Fed is unlikely to raise short-term interest rates until 2023. As always, we have retained our longstanding focus on quality and liquidity.

December 15, 2020

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from June 1, 2020 to November 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$.80	$.80	$.80
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$.81	$.81	$.81
Ending value (after expenses)	$1,024.20	$1,024.20	$1,024.20

†  Expenses are equal to the fund’s annualized expense ratio of .16% for Class A, .16% for Class B and .16% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
November 30, 2020

U.S. Government Agencies - 14.8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
12/2/2020, 3 Month SOFR +.12%	0.20	32,000,000	[a]	32,000,433
Federal Home Loan Banks:
12/2/2020, 3 Month SOFR +.10%	0.18	100,000,000	[a]	100,000,000
12/28/2020	0.09	75,000,000	[b]	74,995,050
1/29/2021	0.10	225,000,000	[b]	224,963,863
Federal National Mortgage Association:
12/2/2020, 3 Month SOFR +.19%	0.27	100,000,000	[a,c]	100,000,000
Total U.S. Government Agencies (cost $531,959,346)				531,959,346
U.S. Treasury Bills - 16.6%
12/15/2020	0.16	150,000,000	[b]	149,990,958
12/22/2020	0.10	250,000,000	[b]	249,986,146
2/4/2021	0.11	200,000,000	[b]	199,959,375
Total U.S. Treasury Bills (cost $599,936,479)				599,936,479
U.S. Treasury Notes - 6.7%
2/28/2021	2.50	50,000,000		50,291,790
5/15/2021	3.13	42,060,300		42,636,841
9/15/2021	2.75	145,000,000		147,996,965
Total U.S. Treasury Notes (cost $240,925,596)				240,925,596
U.S. Treasury Floating Rate Notes - 7.4%
12/8/2020, 3 Month U.S. T-BILL +.14%	0.22	25,000,000	[a]	24,999,748
12/8/2020, 3 Month U.S. T-BILL +.15%	0.24	50,000,000	[a]	50,000,870
12/8/2020, 3 Month U.S. T-BILL +.22%	0.31	25,000,000	[a]	25,000,409
12/8/2020, 3 Month U.S. T-BILL +.30%	0.39	165,000,000	[a]	165,062,173
Total U.S. Treasury Floating Rate Notes (cost $265,063,200)				265,063,200
Repurchase Agreements - 54.4%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 11/30/2020, due at 12/1/2020 in the amount of $200,000,389 (fully collateralized by: original par of $190,232,688, U.S. Treasuries (including strips), 0.00%-3.38%, due 2/4/21-11/15/48, valued at $204,000,008)	0.07	200,000,000		200,000,000

6

Repurchase Agreements - 54.4%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 11/30/2020, due at 12/1/2020 in the amount of $700,001,361 (fully collateralized by: original par of $432,657,185, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-3.50%, due 7/20/50-8/20/50, valued at $448,740,419, original par of $250,051,529, U.S. Treasuries (including strips), 0.00%-2.75%, due 2/4/21-5/15/29, valued at $265,259,583)	0.07	700,000,000		700,000,000
Bank of America Securities, OBFR +.06%, Tri-Party Agreement thru BNY Mellon, dated 10/28/2020, due at 12/1/2020 in the amount of $75,000,292 (fully collateralized by: original par of $72,390,284, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%, due 8/20/50-11/20/50, valued at $76,500,001)	0.14	75,000,000	[d]	75,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 11/30/2020, due at 12/1/2020 in the amount of $443,000,861 (fully collateralized by: original par of $438,732,829, U.S. Treasuries (including strips), 0.00%-3.00%, due 12/3/20-11/15/30, valued at $451,860,019)	0.07	443,000,000		443,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 11/30/2020, due at 12/1/2020 in the amount of $100,000,194 (fully collateralized by: original par of $88,983,674, U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/21-2/15/50, valued at $102,000,003)	0.07	100,000,000		100,000,000

7

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 54.4%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

JP Morgan Securities, 1 Month SOFR +.01%, Tri-Party Agreement thru BNY Mellon, dated 2/19/2020, due at 12/1/2020 in the amount of $440,033,978 (fully collateralized by: original par of $795,746,296, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.00%, due 6/1/31-6/15/49, valued at $9,886,465, original par of $304,897,129, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 1/1/30-11/1/50, valued at $190,236,598, original par of $2,055,484,116, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-6.50%, due 4/1/32-9/1/47, valued at $14,304,111, original par of $477,570,748, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.22%-7.00%, due 3/1/26-11/1/50, valued at $224,240,376, original par of $26,335,403, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.05%-4.00%, due 9/20/45-11/15/61, valued at $10,132,449)

	0.09	440,000,000	[a]	440,000,000
Total Repurchase Agreements (cost $1,958,000,000)				1,958,000,000
Total Investments (cost $3,595,884,621)		99.9%		3,595,884,621
Cash and Receivables (Net)		.1%		4,944,725
Net Assets		100.0%		3,600,829,346

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of November 30, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At November 30, 2020, these securities amounted to $75,000,000 or 2.08% of net assets.

8

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	54.4
U.S. Treasury Securities	30.7
U.S. Government Agencies	14.8
99.9

† Based on net assets.
See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,958,000,000) —Note 1(b)	3,595,884,621	3,595,884,621
Cash		3,680,002
Interest receivable		1,406,482
Receivable for shares of Common Stock subscribed		110,581
Prepaid expenses		243,705
		3,601,325,391
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		240,450
Payable for shares of Common Stock redeemed		80,544
Directors’ fees and expenses payable		18,600
Other accrued expenses		156,451
		496,045
Net Assets ($)		3,600,829,346
Composition of Net Assets ($):
Paid-in capital		3,600,829,346
Net Assets ($)		3,600,829,346

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	2,262,626	1,851,480,645	1,747,086,075
Shares Outstanding	2,262,661	1,851,508,710	1,747,102,994
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended November 30, 2020

Investment Income ($):
Interest Income	16,890,989
Expenses:
Management fee—Note 2(a)	15,949,355
Shareholder servicing costs—Note 1 and Note 2(c)	5,580,814
Distribution and prospectus fees—Note 2(b)	3,653,725
Registration fees	720,679
Directors’ fees and expenses—Note 2(d)	262,848
Professional fees	162,794
Custodian fees—Note 2(c)	60,968
Prospectus and shareholders’ reports	39,890
Chief Compliance Officer fees—Note 2(c)	14,124
Administrative service fees—Note 2(c)	130
Miscellaneous	40,885
Total Expenses	26,486,212
Less—reduction in expenses due to undertaking—Note 2(a)	(15,419,185)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(170,219)
Net Expenses	10,896,808
Investment Income—Net, representing net increase in net assets resulting from operations	5,994,181

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2020[a]	2019
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	5,994,181	27,269,384
Distributions ($):
Distributions to shareholders:
Class A	(5,951)	(100,160)
Class B	(2,793,548)	(20,835,083)
Dreyfus Class	(3,194,599)	(6,338,566)
Brex Class	(83)	-
Total Distributions	(5,994,181)	(27,273,809)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	1,343,759	6,770,728
Class B	3,555,973,898	3,770,059,937
Dreyfus Class	3,117,054,024	1,971,349,707
Brex Class	100,001	-
Distributions reinvested:
Class A	5,901	95,234
Class B	2,727,444	20,163,416
Dreyfus Class	3,188,904	6,314,827
Brex Class	83	-
Cost of shares redeemed:
Class A	(2,236,038)	(11,369,443)
Class B	(3,291,781,455)	(3,898,032,587)
Dreyfus Class	(2,365,732,015)	(1,190,203,262)
Brex Class	(100,084)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,020,544,422	675,148,557
Total Increase (Decrease) in Net Assets	1,020,544,422	675,144,132
Net Assets ($):
Beginning of Period	2,580,284,924	1,905,140,792
End of Period	3,600,829,346	2,580,284,924

[a] On December 16, 2019, the fund commenced offering Brex Class shares and effective October 29, 2020, Brex Class shares were terminated.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.015	.010	.001	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.015)	(.010)	(.001)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.22	1.49	.96	.13	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	.92	1.01	.84	.75
Ratio of net expenses to average net assets	.46	.86	1.01	.64	.40
Ratio of net investment income to average net assets	.24	1.54	.94	.03	.01
Net Assets, end of period ($ x 1,000)	2,263	3,149	7,652	8,092	107,596

a Amount represents less than $.001 per share.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class B Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.013	.007	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.013)	(.007)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17	1.27	.75	.04	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.04	1.06	1.06	1.03
Ratio of net expenses to average net assets	.40	1.03	1.03	.81	.37
Ratio of net investment income to average net assets	.15	1.26	.73	.03	.01
Net Assets, end of period ($ x 1,000)	1,851,481	1,584,545	1,692,358	1,807,215	2,570,107

a Amount represents less than $.001 per share.

See notes to financial statements.

14

	Year Ended November 30,
Dreyfus Class	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.017	.012	.003	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.017)	(.012)	(.003)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.31	1.75	1.21	.31	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.58	.58	.59	.60
Ratio of net expenses to average net assets	.26	.58	.58	.59	.42
Ratio of net investment income to average net assets	.23	1.57	1.24	.45	.01
Net Assets, end of period ($ x 1,000)	1,747,086	992,592	205,131	117,497	9,292

a Amount represents less than $.001 per share.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

On December 16, 2019, the fund commenced offering Brex Class shares and Class A and Drefyus Class authorized shares decreased from 5 billion shares to 1 billion shares for Class A and decreased 8 billion shares to 6 billion shares for Dreyfus Class shares. These authorized shares were reallocated to Brex shares.

The Company’s Board of Directors (the “Board”) approved, effective November 30, 2020 (the ”Effective Date”), the termination of the fund’s authorized Brex shares. Prior to the Effective Date as of October 29,2020, the fund did not offer such Brex shares for purchase.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 13 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (6 billion shares authorized) and Dreyfus Class (6 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2020, sub-accounting service fees amounted to $910,450 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other

16

than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for

17

NOTES TO FINANCIAL STATEMENTS (continued)

identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Short-Term Investments	-	3,595,884,621	-	3,595,884,621

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

18

Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

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NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2020, the fund did not incur any interest or penalties.

Each tax year in four-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2020, the components of accumulated earnings (loss) on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2020 and November 30, 2019 were all ordinary income.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is

20

effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended November 30, 2020, there was no expense reimbursement pursuant to the Agreement.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $15,419,185 during the period ended November 30, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2020, Class B shares were charged $3,653,508 pursuant to the Distribution Plan.

Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Brex Class shares paid the Distributor for distributing, advertising and marketing its shares at an annual rate of .25% of the value of its average

21

NOTES TO FINANCIAL STATEMENTS (continued)

daily net assets. The Distributor would be permitted to pay certain financial institutions, securities dealers and other industry professionals in respect of these services. During the period ended November 30, 2020, Brex Class shares were charged $217 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .05% for Class A shares and .25% for Dreyfus Class shares, respectively, of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2020, Class A and Dreyfus Class shares were charged $2,120 and $70,184, respectively, pursuant to the Reimbursement Shareholder Services Plan.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A and Dreyfus Class shares average net assets for such fiscal year, the Class A and Dreyfus Class shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. The reduction in expenses for Class A shares, pursuant to the undertaking, amounted to $875 during the period ended November 30, 2020.

Under the non-Rule 12b-1 Shareholder Services Plan (the “Compensation Shareholder Services Plan”) with respect to its Class A and Brex Class shares, the fund pays the Distributor for advertising, marketing and for the provision of certain services to the holders of Class A and Brex Class shares. Class A and Brex Class will pay the Distributor .20% and .25%, respectively, of the value of its average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Compensation Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual

22

expenses occurred. During the period ended November 30, 2020, Class A shares were charged $4,987 and Brex Class shares were charged $217 pursuant to the Compensation Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2019 through November 30, 2020 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2020, Class B shares were charged $4,552,256 pursuant to the Class B Compensation Shareholder Services Plan, of which $169,344 was reimbursed by the Adviser.

Under the Administrative Services Plan, Brex Class shares paid the Distributor for the provision of certain services at an annual rate of .15% of the value of the average daily net assets. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended November 30, 2020, Brex Class shares were charged $130, pursuant to the Administrative Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances

23

NOTES TO FINANCIAL STATEMENTS (continued)

are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2020, the fund was charged $33,146 for transfer agency services offset of any earnings credits, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2020, the fund was charged $60,968 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2020, the fund was charged $1,823 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2020, the fund was charged $14,124 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,475,923, Distribution Plan fees of $309,175, Shareholder Services Plans fees of $464,132, custodian fees of $18,000, Chief Compliance Officer fees of $1,935 and transfer agency fees of $6,120, which are offset against an expense reimbursement currently in effect in the amount of $2,034,835.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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NOTE 3—Plan of Reorganization:

The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund and Dreyfus Government Cash Management Funds, on behalf of Dreyfus Government Cash Management (the “Acquiring Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to fund shareholders and the subsequent termination of the fund as a series of the Company (the “Reorganization”).

It is currently contemplated that shareholders of the fund as of December 18, 2020 (the “Record Date”) will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about February 24, 2021. If the Agreement is approved, the Reorganization will become effective on or about May 5, 2021.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of General Government Securities Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of General Government Securities Money Market Fund (the “Fund”) (one of the funds constituting General Government Securities Money Market Funds, Inc.), including the statement of investments, as of November 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting General Government Securities Money Market Funds, Inc.) at November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 27, 2021

26

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended November 30, 2020 as qualifying interest related dividends.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 30, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group of retail no-load US government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail US government money market funds (the “Performance Universe”), all for various periods ended June 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all other retail no-load US government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial

28

statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was above the Performance Group and Performance Universe medians for all periods (ranking in first quartile of the Performance Group (first or second ranked fund) and Performance Universe in all periods except the ten year period) and the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s gross total return performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

31

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (77)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 110

———————

Francine J. Bovich (69)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 67

———————

Peggy C. Davis (77)
Board Member (1990)
Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 39

———————

Nathan Leventhal (77)
Board Member (1989)
Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, markets and distributes watches, Director (2003-2020)

No. of Portfolios for which Board Member Serves: 45

———————

32

Robin A. Melvin (57)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Trustee, Westover School, a private girls’ boarding school in Middlebury, Connecticut (2019 – Present)

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois (2014 – 2020); Board member, Mentor Illinois (2013 – 2020)

No. of Portfolios for which Board Member Serves: 88

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Diane Dunst, Emeritus Board Member
Ernest Kafka, Emeritus Board Member

33

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since March 2009, Senior Counsel of BNY Mellon from April 2004 to March 2009, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since January 2019.

34

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (62 investment companies, comprised of 133 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 134 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

35

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36

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37

For More Information

General Government Securities Money Market Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GGSXX Class B: GSBXX Dreyfus Class: GGDXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@dreyfus.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0975AR1120

General Treasury Securities Money Market Fund

ANNUAL REPORT

November 30, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through November 30, 2020, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended November 30, 2020, General Treasury Securities Money Market Fund’s Class A shares produced a yield of 0.25%, Class B shares yielded 0.17% and Dreyfus Class shares yielded 0.30%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares and Dreyfus Class shares produced effective yields of 0.25%, 0.17% and 0.30%, respectively.1

Yields of short-term, fixed-income securities declined over the reporting period, as the Federal Reserve (the “Fed”) kept short-term interest rates low and indicated that rates were unlikely to be increased in the near term.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the fund’s dividend income in their state and locality.

Economy Continues to Recover from COVID-19 Pandemic

As global economic growth became increasingly sluggish in 2019, investors became concerned it would threaten U.S. business activity, and late in the year, the Fed implemented three rate reductions. These reductions, which occurred prior to the reporting period, brought the federal funds rate to a range of 1.50%–1.75%.

Other major central banks also shifted to, or continued, stimulative policies. The European Central Bank reduced short-term interest rates and reimplemented quantitative easing, while the Bank of Japan remained accommodative, and China continued to add economic

2

stimulus. Signs of improvement appeared toward the end of 2019, and geopolitical concerns also waned somewhat.

The U.S. economy experienced steady growth in 2019, but with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. gross domestic product (GDP) shrank by 5.0% in the first quarter of 2020 and by 31.4% in the second quarter of 2020.

The labor market remained healthy until March 2020, when 1.4 million jobs were lost. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made emergency cuts, reducing the federal funds target to 0.00%-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange-traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

The Fed also intervened in money markets. In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility (CPFF). This involves direct purchases of commercial paper to ease pressures on large corporations that rely on this market to fund operations.

In response to these policy measures, economic activity in the U.S. began to improve. Job creation surged in May 2020, with new jobs rising by more than 2.7 million, reducing the unemployment rate from 14.7% to 13.3%. The economy continued to add new jobs in June and July 2020, with new positions totaling 4.8 million and 1.8 million, respectively. In September 2020, job creation amounted to only 711,000, but unemployment continued to decline, falling to 7.9%, far below the high of 14.7% hit in April 2020. In November 2020, the jobless rate fell further, hitting 6.7%.

Housing data also improved. In July 2020, housing starts, an indicator of future economic activity, soared by 17.5% over the June 2020 figure, and while housing starts in August 2020 declined month over month, they rose again in September, October and November 2020. More broadly, the economy rebounded strongly in the third quarter of 2020, rising 33.1%.

Inflation remained subdued during most of the reporting period. The core personal consumption expenditure price (PCE) index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.5%.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Low Rates Expected until 2023

The COVID-19 virus and the subsequent economic shutdown led to a freezing up of the money markets, but Fed programs designed to reliquify the financial markets, including the Money Market Liquidity Facility, restored calm. The economy has begun to recover, and further recovery is expected in 2021, but the Fed is unlikely to raise short-term interest rates until 2023. As always, we have retained our longstanding focus on quality and liquidity.

December 15, 2020

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Securities Money Market Fund from June 1, 2020 to November 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$.90	$.80	$.80
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$.91	$.81	$.81
Ending value (after expenses)	$1,024.10	$1,024.20	$1,024.20

†  Expenses are equal to the fund’s annualized expense ratio of .18% for Class A, .16% for Class B and .16% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
November 30, 2020

U.S. Treasury Bills - 91.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
12/1/2020	0.08	29,549,000	[a]	29,549,000
12/8/2020	0.09	209,000,000	[a]	208,996,215
12/15/2020	0.09	208,000,000	[a]	207,992,741
1/12/2021	0.09	725,000,000	[a]	724,928,104
1/26/2021	0.12	50,000,000	[a]	49,991,056
3/16/2021	0.11	250,000,000	[a]	249,921,979
12/3/2020	0.08	25,000,000	[a]	24,999,889
12/10/2020	0.08	200,000,000	[a]	199,996,000
12/17/2020	0.09	31,000,000	[a]	30,998,829
12/24/2020	0.08	80,000,000	[a]	79,995,735
12/31/2020	0.12	40,000,000	[a]	39,996,167
1/21/2021	0.10	150,000,000	[a]	149,979,813
2/4/2021	0.11	150,000,000	[a]	149,969,306
2/11/2021	0.10	75,000,000	[a]	74,985,750
4/1/2021	0.11	50,000,000	[a]	49,982,354
Total U.S. Treasury Bills (cost $2,272,282,938)				2,272,282,938
U.S. Treasury Notes - 1.0%
3/31/2021 (cost $25,176,754)	2.25	25,000,000		25,176,754
U.S. Treasury Floating Rate Notes - 7.8%
12/8/2020, 3 Month U.S. T-BILL +.14%	0.22	100,000,000	[b]	100,001,311
12/8/2020, 3 Month U.S. T-BILL +.15%	0.24	50,000,000	[b]	50,000,870
12/8/2020, 3 Month U.S. T-BILL +.22%	0.31	45,000,000	[b]	44,996,982
Total U.S. Treasury Floating Rate Notes (cost $194,999,163)				194,999,163
Total Investments (cost $2,492,458,855)		99.9%		2,492,458,855
Cash and Receivables (Net)		.1%		2,716,772
Net Assets		100.0%		2,495,175,627

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	99.9
99.9

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	2,492,458,855	2,492,458,855
Cash		1,692,770
Receivable for shares of Common Stock subscribed		2,868,174
Interest receivable		138,724
Prepaid expenses		270,000
		2,497,428,523
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		132,049
Payable for shares of Common Stock redeemed		2,029,820
Directors’ fees and expenses payable		14,022
Other accrued expenses		77,005
		2,252,896
Net Assets ($)		2,495,175,627
Composition of Net Assets ($):
Paid-in capital		2,495,117,214
Total distributable earnings (loss)		58,413
Net Assets ($)		2,495,175,627

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	39,223,921	2,055,339,981	400,611,725
Shares Outstanding	39,213,112	2,054,813,662	400,510,263
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Year Ended November 30, 2020

Investment Income ($):
Interest Income	12,678,275
Expenses:
Management fee—Note 2(a)	11,142,009
Shareholder servicing costs—Note 1 and Note 2(c)	5,768,303
Distribution and prospectus fees—Note 2(b)	3,607,138
Registration fees	684,526
Directors’ fees and expenses—Note 2(d)	181,952
Professional fees	105,955
Prospectus and shareholders’ reports	37,255
Custodian fees—Note 2(c)	36,764
Chief Compliance Officer fees—Note 2(c)	14,124
Miscellaneous	26,005
Total Expenses	21,604,031
Less—reduction in expenses due to undertaking—Note 2(a)	(12,179,741)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(369,390)
Net Expenses	9,054,900
Investment Income—Net	3,623,375
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	352,706
Net Increase in Net Assets Resulting from Operations	3,976,081

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2020	2019
Operations ($):
Investment income—net	3,623,375	26,463,434
Net realized gain (loss) on investments	352,706	75,571
Net Increase (Decrease) in Net Assets Resulting from Operations	3,976,081	26,539,005
Distributions ($):
Distributions to shareholders:
Class A	(57,154)	(162,764)
Class B	(2,420,998)	(16,841,505)
Dreyfus Class	(1,182,233)	(9,459,165)
Total Distributions	(3,660,385)	(26,463,434)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	37,203,683	14,404,230
Class B	4,126,667,077	3,479,043,255
Dreyfus Class	2,230,704,780	2,790,839,788
Distributions reinvested:
Class A	56,911	159,962
Class B	2,290,489	16,077,174
Dreyfus Class	696,717	6,220,779
Cost of shares redeemed:
Class A	(17,146,486)	(6,885,262)
Class B	(3,386,435,139)	(3,719,536,779)
Dreyfus Class	(2,247,191,059)	(3,042,536,563)
Increase (Decrease) in Net Assets from Capital Stock Transactions	746,846,973	(462,213,416)
Total Increase (Decrease) in Net Assets	747,162,669	(462,137,845)
Net Assets ($):
Beginning of Period	1,748,012,958	2,210,150,803
End of Period	2,495,175,627	1,748,012,958

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.015	.010	.001	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.015)	(.010)	(.001)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.25	1.48	1.02	.13	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.83	.80	.84	.74
Ratio of net expenses to average net assets	.35	.80	.80	.75	.26
Ratio of net investment income to average net assets	.17	1.43	1.04	.13	.01
Net Assets, end of period ($ x 1,000)	39,224	19,099	11,420	9,783	8,810

a Amount represents less than $.001 per share.

See notes to financial statements.

10

	Year Ended November 30,
Class B Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.012	.008	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.012)	(.008)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18	1.23	.76	.03	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.06	1.05	1.05	1.03
Ratio of net expenses to average net assets	.42	1.03	1.03	.74	.30
Ratio of net investment income to average net assets	.13	1.22	.73	.02	.01
Net Assets, end of period ($ x 1,000)	2,055,340	1,312,320	1,536,681	1,796,885	3,381,129

a Amount represents less than $.001 per share.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,
Dreyfus Class Shares	2020	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.016	.012	.002	.000[b]
Distributions:
Dividends from investment income—net	(.003)	(.016)	(.012)	(.002)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.30	1.65	1.20	.22	.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.61	.59	.62	.61[d]
Ratio of net expenses to average net assets	.35	.61	.59	.57	.32[d]
Ratio of net investment income to average net assets	.29	1.68	1.18	.21	.01[d]
Net Assets, end of period ($ x 1,000)	400,612	416,594	662,050	481,581	551,866

a From December 4, 2015 (commencement of initial offering) to November 30, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 17 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (8 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2020, sub-accounting service fees amounted to $898,054 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

13

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

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Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Short-Term Investments	-	2,492,458,855	-	2,492,458,855

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect

15

NOTES TO FINANCIAL STATEMENTS (continued)

the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2020, the components of accumulated earnings (loss) on a tax basis were substantially the same as for financial reporting purposes.

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The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2020 and November 30, 2019 were all ordinary income.

During the period ended November 30, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $294,293 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended November 30, 2020, there was no expense reimbursement pursuant to the Agreement.

17

NOTES TO FINANCIAL STATEMENTS (continued)

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $12,179,741 during the period ended November 30, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2020, Class B shares were charged $3,607,138 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .05% for Class A shares and .25% for Dreyfus Class shares, respectively, of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2020, Class A and Dreyfus Class shares were charged $16,230 and $208,706, respectively, pursuant to the Reimbursement Shareholder Services Plan.

The Adviser had undertaken from December 1, 2019 through November 30, 2020 to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2020, $1,307 was reimbursed for Class A shares by the Adviser.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A and Dreyfus

18

Class shares average net assets for such fiscal year, the Class A and Dreyfus Class shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended November 30, 2020, there was no reduction in expenses pursuant to the undertaking.

Under the non-Rule 12b-1 Shareholder Services Plan (the “Class A Compensation Shareholder Services Plan”), the fund pays the Distributor for advertising, marketing and for the provision of certain services to the holders of Class A shares. Class A will pay the Distributor .20% of the value of its average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Compensation Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended November 30, 2020, Class A shares were charged $67,259 pursuant to the Class A Compensation Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2019 through November 30, 2020 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2020, Class B shares were charged $4,490,284 pursuant to the Class B

19

NOTES TO FINANCIAL STATEMENTS (continued)

Compensation Shareholder Services Plan, of which $368,083 was reimbursed by the Adviser.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2020, the fund was charged $71,026 for transfer agency services offset of any earnings credits, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2020, the fund was charged $36,764 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2020, the fund was charged $3,955 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2020, the fund was charged $14,124 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management

20

fees of $1,018,375, Distribution Plan fees of $333,728, Shareholder Services Plans fees of $507,343, custodian fees of $12,800, Chief Compliance Officer fees of $1,935 and transfer agency fees of $12,619, which are offset against an expense reimbursement currently in effect in the amount of $1,754,751.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Plan of Reorganization:

The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund, and Dreyfus Treasury Securities Cash Management (the “Acquiring Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to fund shareholders and the subsequent termination of the fund as a series of the Company (the “Reorganization”).

It is currently contemplated that shareholders of the fund as of December 18, 2020 (the “Record Date”) will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about February 24, 2021. If the Agreement is approved, the Reorganization will become effective on or about May 11, 2021.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of General Treasury Securities Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of General Treasury Securities Money Market Fund (the “Fund”) (one of the funds constituting General Government Securities Money Market Funds, Inc.), including the statement of investments, as of November 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting General Government Securities Money Market Funds, Inc.) at November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 27, 2021

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended November 30, 2020 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended November 30, 2020 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 30, 2020 the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group of retail no-load US Treasury money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail US Treasury money market funds (the “Performance Universe”), all for various periods ended June 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all other retail no-load US Treasury money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available

24

to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or above the Performance Group and Performance Universe medians for all periods (ranking first in the Performance Group for all periods and in the first quartile of the Performance Universe for all periods except the ten-year period, when it was in the second quartile even though it was within one basis point of the median) and the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods. It was noted that there were only five other funds in the Performance Group.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s gross total return performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

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• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

27

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (77)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 110

———————

Francine J. Bovich (69)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 67

———————

Peggy C. Davis (77)
Board Member (1990)
Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 39

———————

Nathan Leventhal (77)
Board Member (1989)
Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, markets and distributes watches, Director (2003-2020)

No. of Portfolios for which Board Member Serves: 45

———————

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Robin A. Melvin (57)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Trustee, Westover School, a private girls’ boarding school in Middlebury, Connecticut (2019 – Present)

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois (2014 – 2020); Board member, Mentor Illinois (2013 – 2020)

No. of Portfolios for which Board Member Serves: 88

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Diane Dunst, Emeritus Board Member
Ernest Kafka, Emeritus Board Member

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OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since March 2009, Senior Counsel of BNY Mellon from April 2004 to March 2009, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since January 2019.

30

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (62 investment companies, comprised of 133 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 134 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

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For More Information

General Treasury Securities Money Market Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GTAXX Class B: GTBXX Dreyfus Class: GTFXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0387AR1120

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $72,676 in 2019 and $69,706 in 2020.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,266 in 2019 and $14,133 in 2020.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,306 in 2019 and $6,208 in 2020.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,452 in 2019 and $0 in 2020.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2019 and $0 in 2020.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $700,014 in 2019 and $1,174,149 in 2020.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    January 26, 2021

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    January 26, 2021

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)